Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2011	2012
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	757,266	759,122

Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	43,847,992	43,955,466
Customer relationship	11,771,028	11,781,636
Database license	8,300,000	8,300,000
Favorable lease term	7,692,972	7,692,972
Computer software licenses	4,941,947	5,447,113
Non-compete agreements	3,370,919	3,374,566
Customer contracts	770,204	772,092
Domain name	96,518	96,518

	268,241,580	268,870,363
Less: Accumulated amortization
Advertising agency agreement with SINA	(23,556,616)	(34,026,224)
License agreements with SINA	(18,148,500)	(26,214,500)
Exclusive rights with Baidu	(5,926,487)	(20,632,977)
Customer relationship	(2,256,989)	(4,359,757)
Database license	(2,197,060)	(3,173,531)
Favorable lease term	(333,867)	(455,271)
Computer software licenses	(1,686,246)	(2,804,503)
Non-compete agreements	(1,250,708)	(2,144,778)
Customer contracts	(373,381)	(761,504)
Domain name	(5,630)	(15,073)

Intangible assets subject to amortization, net	212,506,096	174,282,245

Total intangible assets, net	213,263,362	175,041,367